Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Sep. 30, 2020	Nov. 12, 2019	Nov. 08, 2017
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares, Shares	5,668
Average price at which ordinary shares are repurchased	$ 63.66
Share Repurchase Program 2017 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount			$ 800,000,000
Share Repurchase Program 2019 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 800,000,000
Remaining authority to repurchase outstanding ordinary shares	$ 678,344,000